DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Notional amount	$ 170,602	$ 94,226
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	4,987	5,829
Option Contracts To Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	0	15,733
Option Contracts To Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	795
Option Contracts to Hedge Facility Expenses INR
Derivative [Line Items]
Notional amount	0	901
Option Contracts to Hedge Facility Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	46
Forward Contracts to Hedge Payroll Expenses NIS
Derivative [Line Items]
Notional amount	125,884	67,652
Forward Contracts to Hedge Payroll Expenses NIS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	4,164	4,807
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	42,562	7,866
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	798	168
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	705	1,623
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(5)	3
Forward Contracts To Hedge Facility Expenses INR
Derivative [Line Items]
Notional amount	1,451	451
Forward Contracts To Hedge Facility Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 30	$ 10